Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2030 Fund	May 30, 2023
Fidelity Advisor Freedom 2030 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.90%)
Past 5 years	2.56%
Past 10 years	5.92%
Fidelity Advisor Freedom 2030 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.55%)
Past 5 years	0.40%
Past 10 years	4.02%
Fidelity Advisor Freedom 2030 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.99%)
Past 5 years	1.74%
Past 10 years	4.36%
Fidelity Advisor Freedom 2030 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.55%)
Past 5 years	3.00%
Past 10 years	5.91%
Fidelity Advisor Freedom 2030 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.25%)
Past 5 years	2.79%
Past 10 years	5.91%
Fidelity Advisor Freedom 2030 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.94%)
Past 5 years	4.05%
Past 10 years	6.82%
Fidelity Advisor Freedom 2030 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.86%)
Since Inception	4.07%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0203
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.16%
Past 10 years	7.33%

[1]	A From October 2, 2018